UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton China
World Fund
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

SHAREHOLDER LETTER
Dear Shareholder:
Chinese equities modestly declined over the six-month
period, but staged an impressive comeback since hitting
multi-year-lows during the third quarter of 2022. A friendlier sentiment for risk assets globally, China’s pivot away from
its zero-COVID policy and increasing hope for a soft or
softer landing of the U.S. economy have all helped Chinese
equities recover some of their value.
However, tensions between the U.S. and China remain
elevated, with several unresolved disputes between the two
superpowers. Against this backdrop, more volatility is likely in store, but the longer-term prospects for equity investors in
China continue to improve. We believe the recovery we have
witnessed in Chinese shares since late 2022 could extend
further into 2023.
While potentially over-heated in the short run, extended
rallies after hefty declines are not uncommon in Chinese
markets. Looking at the past three major drawdowns before
2021—the global financial crisis, the bursting of the 2015
bubble, and the aftermath of the U.S.-China trade war in
2018—we observe the 2021/2022 drawdown lasted far
longer than any of those prior bear markets.
Second, Beijing has more levers at its disposal for economic support than its counterparts in developed countries. A
prime example is recent reductions in interest rates and
reserve requirements to stimulate growth now the country
has pivoted away from zero-COVID. While the reopening
will continue to pose challenges and encounter road bumps
along the way, it represents a major positive shift for growth.
While the relationship between the U.S. and China has
been strained for some time, an opportunity for further
cooperation could be climate policy. Under President Joe
Biden, the U.S. placed a premium on progress on the issue.
China, meanwhile, produces a majority of the world’s solar
wafers, photovoltaic cells and solar panel polysilicon, and
is considering export restrictions on crucial components
in the solar energy supply chain. Global cooperation over
climate change solutions is necessary, and may present
an opportunity to literally “lower the temperature” on other issues as well.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton China World Fund’s semiannual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton China World Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 16
Notes to Financial Statements 20
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton China World Fund
This semiannual report for Templeton China World Fund
covers the period ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of “China companies.” Such
companies are those that are organized under the laws of,
or with a principal office in, the People’s Republic of China
(China), Hong Kong or Taiwan; or for which the principal
trading market is in China, Hong Kong or Taiwan; or that
derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in
China.
Performance Overview
For the six months ended February 28, 2023, the Fund’s
Class A shares posted a -6.58% cumulative total return. For
comparison, the MSCI China Index-NR, which measures
stock market performance of mid- and large-capitalization
companies in China, posted a -2.83% cumulative total
return for the same period.
1
Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on
the basis of fundamental research. You can find more
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
China’s economic performance varied during the six months
ended February 28, 2023. The country’s year-on-year
economic growth rate accelerated in 2022’s third quarter,
due in part to supportive government policies. Growth then
moderated in the fourth quarter, during which the country’s
unemployment rate hit a six-month high and industrial output weakened. The government’s lifting of its strict zero-COVID
policy in December 2022 is expected to have a beneficial
effect on economic growth moving forward.
In contrast to most other emerging and developed market
central banks, the People’s Bank of China (PBOC) kept its
benchmark loan prime rate unchanged. However, the PBOC
did inject cash into the financial system in February 2022 to support increased loan demand from businesses spurred by
the government’s easing of strict COVID-19 measures.
Chinese equities declined modestly during the period. Stocks rose in 2022’s fourth quarter and January 2023 due to the
dismantling of the country’s zero-COVID policy and stimulus
measures to spur domestic demand and revive the property
sector. These gains were slightly outweighed, however, by
losses early and late in the period caused by a deteriorating
Chinese yuan, rising inflation, weak manufacturing and
tensions with the U.S. In this environment, the MSCI China
All Shares Total Return Index-NR, which measures the
performance of China share classes listed in Hong Kong,
Shanghai, Shenzhen and outside of China, posted a -2.00%
total return, and the MSCI China Index-NR posted a -2.83%
total return for the six months ended February 28, 2023.
1
Geographic Composition
2/28/23
% of Total
Net Assets
China 95.0%
Hong Kong 1.9%
Short-Term Investments & Other Net Assets 3.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
13
.

Templeton China World Fund

franklintempleton.com
Semiannual Report
Investment Strategy
When choosing equity investments for the Fund, we apply
a fundamental, research-driven, long-term approach,
focusing on companies with sustainable earnings power
that are trading at a discount to intrinsic worth. In assessing individual investment opportunities, we consider a variety
of factors, including a company’s profit and loss outlook,
balance sheet strength, cash flow trends and asset value
in relation to the current price of the company’s securities.
We also focus on incorporating environmental, social and
governance (ESG) factors throughout the investment
process, including the Fund’s security-selection and portfolio construction process.
Manager’s Discussion
During the six months under review, key contributors to the
Fund’s absolute performance included Tencent Holdings,
Hua Hong Semiconductor and Beijing Oriental Yuhong
Waterproof Technology.
Tencent Holdings is a leading internet company providing
social entertainment, messaging, mobile games, cloud
and payment services. Market sentiment for the stock was
boosted after the China Economic Work Conference voiced
more support for internet platforms. Its latest earnings
release, which showed a rise in net profit due to cost
savings, together with receiving its first commercial game
license in over a year, helped to boost its share price further.
Hua Hong Semiconductor is a semiconductor manufacturing
company. Hua Hong advanced amid optimism that its
US$2.5 billion initial public offering would receive regulatory approval, which happened in early November 2022.
Hua Hong benefited from relatively strong demand from
customers, which helped keep its utilization rate steady amid inventory destocking across much of the industry.
Beijing Oriental Yuhong Waterproof Technology is a producer
of waterproof building products. The company’s shares
advanced amid an improving earnings outlook, thanks to
government initiatives to support the economy and the
property sector, and improving business operations following the end of China’s zero-COVID policy.
Conversely, major detractors from absolute performance
included NIO, Meituan Dianping and JD.com.
Electric vehicle (EV) maker NIO’s share price declined amid
disappointing corporate results for the third quarter of 2022 and concerns over its deliveries, which were impacted by
COVID-19 restrictions and related supply-chain challenges.
A downward revision of its deliveries for 2022’s fourth
quarter also weighed on the stock, but an actual delivery
figure that exceeded the estimate aided the stock slightly.
We are actively evaluating whether the recent intensifying
competition in China’s EV space would change the forecast
of the company’s long-term intrinsic value.
Shares of Meituan Dianping, one of the largest online
platforms for local services and also the biggest on-demand
delivery operator in China, declined dramatically in October
2022 after the 20th National Party Congress amid slowing
domestic growth. In the last two months of 2022, news of the dismantling of China’s zero-COVID policies led to a rally in
Chinese stocks. However, Meituan declined on news that its
rival Bytedance (a private company and not a Fund holding)
is entering the food delivery business, which would increase competition and potentially lead to higher cash burns.
Intensifying competition among Chinese internet stocks also
weighed on the stock, and shares trended lower at the end
of the period of review.
Chinese e-commerce company JD.com fell in line with the
broader market amid signs of weakening Chinese consumer
sentiment. A better-than-expected earnings result for the
third quarter of 2022 and China’s reopening helped it recover slightly. However, the stock fell again in February 2023 after it announced a US$1.5 billion subsidy campaign to compete
against one of its rivals, sparking concerns of the impact on its margins.
Top 10 Holdings
2/28/23
Company
Sub-Industry
% of Total
Net Assets
a a
Tencent Holdings Ltd. 14.1%
Interactive Media & Services
Alibaba Group Holding Ltd. 10.2%
Internet & Direct Marketing Retail
Meituan Dianping 5.6%
Internet & Direct Marketing Retail
Luzhou Laojiao Co. Ltd. 4.9%
Distillers & Vintners
China Merchants Bank Co. Ltd. 4.7%
Diversified Banks
ANTA Sports Products Ltd. 4.3%
Apparel, Accessories & Luxury Goods
NetEase, Inc. 3.9%
Interactive Home Entertainment
JD.com, Inc. 3.7%
Internet & Direct Marketing Retail
Wuxi Biologics Cayman, Inc. 3.5%
Life Sciences Tools & Services
Baidu, Inc. 3.1%
Interactive Media & Services

Templeton China World Fund

franklintempleton.com
Semiannual Report
In the past six months, the continued search for what we
believe to be undervalued investments led to the addition of
LONGi Green Energy Technology, a solar wafer and module
manufacturer, to the portfolio. We also added to existing
investments in the aforementioned Tencent and JD.com as
well as in e-commerce retailer Alibaba Group Holding.
Meanwhile, we reduced the Fund’s investments in
the information technology, materials and consumer
discretionary sectors in favor of opportunities that we found more compelling, and to raise funds for dividend and capital gains distribution during the reporting period. In terms of
key sales, we reduced holdings in online search platform
Baidu, semiconductor manufacturer Will Semiconductor
and battery product manufacturer Contemporary Amperex
Technology. The portfolio also divested its positions in
polysilicon manufacturer Daqo New Energy, optical and
related products designer and manufacturer Sunny Optical
Technology Group, and online entertainment services
platform Bilibili during the period.
Thank you for your continued participation in Templeton
China World Fund. We look forward to serving your future
investment needs.
Michael Lai, CFA
Lead Portfolio Manager
Eric Mok, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2023
Templeton China World Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month -6.58% -11.72%
1-Year -24.06% -28.23%
5-Year -26.78% -7.10%
10-Year -9.23% -1.52%
Advisor
6-Month -6.46% -6.46%
1-Year -23.87% -23.87%
5-Year -25.87% -5.81%
10-Year -6.87% -0.71%
See page 7 for Performance Summary footnotes.

Templeton China World Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities.
The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. The managers’
ESG strategies may limit the types and number of investments available and, as a result, may forego favorable market opportunities or underperform strategies that are not subject to such criteria. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 12/31/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/22–2/28/23)
Share Class
Long-Term
Capital Gain
A $0.0977
C $0.0977
R6 $0.0977
Advisor $0.0977
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.85% 1.87%
Advisor 1.60% 1.62%

Your Fund’s Expenses
Templeton China World Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $934.20 $8.71 $1,015.79 $9.08 1.82%
C $1,000 $931.50 $12.30 $1,012.06 $12.81 2.57%
R6 $1,000 $936.40 $6.47 $1,018.12 $6.74 1.35%
Advisor $1,000 $935.40 $7.53 $1,017.01 $7.85 1.57%

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.04 $15.72 $20.71 $18.01 $22.42 $23.49
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.07) (0.14) (0.19) (0.07) 0.14 0.29
c
Net realized and unrealized gains (losses) (0.59) (5.07) (0.52) 5.95 (1.76) 1.29
Total from investment operations ........ (0.66) (5.21) (0.71) 5.88 (1.62) 1.58
Less distributions from:
Net investment income .............. — — — (0.13) (0.30) (0.25)
Net realized gains ................. (0.10) (0.47) (4.28) (3.05) (2.49) (2.40)
Total distributions ................... (0.10) (0.47) (4.28) (3.18) (2.79) (2.65)
Net asset value, end of period .......... $9.28 $10.04 $15.72 $20.71 $18.01 $22.42
Total return
d
....................... (6.58)% (33.91)% (5.79)% 36.80% (6.46)% 7.26%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.82% 1.87% 1.73% 1.86% 1.87% 1.85%
Expenses net of waiver and payments by
affiliates .......................... 1.82%
f
1.85% 1.72% 1.85% 1.83% 1.85%
f
Net investment income (loss) .......... (1.52)% (1.11)% (0.98)% (0.39)% 0.76% 1.26%
c
Supplemental data
Net assets, end of period (000’s) ........ $71,443 $80,597 $146,131 $164,145 $146,709 $178,315
Portfolio turnover rate ................ 2.79% 6.63% 27.52% 59.87% 5.69% 12.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.79 $15.46 $20.57 $17.91 $22.13 $23.12
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.10) (0.24) (0.34) (0.20) (—)
c
0.10
d
Net realized and unrealized gains (losses) (0.58) (4.96) (0.49) 5.91 (1.72) 1.31
Total from investment operations ........ (0.68) (5.20) (0.83) 5.71 (1.72) 1.41
Less distributions from:
Net investment income .............. — — — — (0.01) (—)
c
Net realized gains ................. (0.10) (0.47) (4.28) (3.05) (2.49) (2.40)
Total distributions ................... (0.10) (0.47) (4.28) (3.05) (2.50) (2.40)
Net asset value, end of period .......... $9.01 $9.79 $15.46 $20.57 $17.91 $22.13
Total return
e
....................... (6.85)% (34.43)% (6.51)% 35.80% (7.16)% 6.52%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.58% 2.62% 2.47% 2.61% 2.62% 2.60%
Expenses net of waiver and payments by
affiliates .......................... 2.57% 2.60% 2.47%
g
2.60% 2.58% 2.60%
g
Net investment income (loss) .......... (2.28)% (1.88)% (1.76)% (1.15)% 0.01%
h
0.51%
d
Supplemental data
Net assets, end of period (000’s) ........ $2,645 $2,953 $6,502 $12,376 $15,744 $36,678
Portfolio turnover rate ................ 2.79% 6.63% 27.52% 59.87% 5.69% 12.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.08%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton China World Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.22 $15.94 $20.88 $18.14 $22.55 $23.66
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (0.09) (0.11) 0.01 0.26 0.45
c
Net realized and unrealized gains (losses) (0.60) (5.16) (0.55) 5.99 (1.81) 1.25
Total from investment operations ........ (0.65) (5.25) (0.66) 6.00 (1.55) 1.70
Less distributions from:
Net investment income .............. — — — (0.21) (0.37) (0.41)
Net realized gains ................. (0.10) (0.47) (4.28) (3.05) (2.49) (2.40)
Total distributions ................... (0.10) (0.47) (4.28) (3.26) (2.86) (2.81)
Net asset value, end of period .......... $9.47 $10.22 $15.94 $20.88 $18.14 $22.55
Total return
d
....................... (6.36)% (33.62)% (5.46)% 37.42% (6.08)% 7.75%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.51% 1.58% 1.46% 1.56% 1.57% 1.50%
Expenses net of waiver and payments by
affiliates .......................... 1.35% 1.44% 1.37% 1.42% 1.42% 1.42%
Net investment income (loss) .......... (1.02)% (0.67)% (0.59)% 0.05% 1.17% 1.69%
c
Supplemental data
Net assets, end of period (000’s) ........ $1,989 $2,058 $3,148 $3,437 $3,395 $3,412
Portfolio turnover rate ................ 2.79% 6.63% 27.52% 59.87% 5.69% 12.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.26%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton China World Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2023
(unaudited)
Year Ended August 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.23 $15.97 $20.94 $18.18 $22.60 $23.68
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.06) (0.11) (0.14) (0.02) 0.20 0.35
c
Net realized and unrealized gains (losses) (0.60) (5.16) (0.55) 6.01 (1.79) 1.30
Total from investment operations ........ (0.66) (5.27) (0.69) 5.99 (1.59) 1.65
Less distributions from:
Net investment income .............. — — — (0.18) (0.34) (0.33)
Net realized gains ................. (0.10) (0.47) (4.28) (3.05) (2.49) (2.40)
Total distributions ................... (0.10) (0.47) (4.28) (3.23) (2.83) (2.73)
Net asset value, end of period .......... $9.47 $10.23 $15.97 $20.94 $18.18 $22.60
Total return
d
....................... (6.46)% (33.75)% (5.61)% 37.20% (6.25)% 7.54%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.62% 1.48% 1.61% 1.62% 1.60%
Expenses net of waiver and payments by
affiliates .......................... 1.57% 1.60% 1.47% 1.60% 1.58% 1.60%
f
Net investment income (loss) .......... (1.32)% (0.86)% (0.73)% (0.12)% 1.01% 1.51%
c
Supplemental data
Net assets, end of period (000’s) ........ $30,966 $34,106 $63,106 $74,741 $67,189 $79,456
Portfolio turnover rate ................ 2.79% 6.63% 27.52% 59.87% 5.69% 12.15%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton China World Fund
Schedule of Investments (unaudited), February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 96.9%
Advertising 0.3%
a,b,c
Mobvista, Inc., 144A, Reg S ............................. China 631,000 $ 324,135
a
Air Freight & Logistics 0.9%
SF Holding Co. Ltd., A .................................. China 119,921 930,868
Apparel, Accessories & Luxury Goods 4.3%
b
ANTA Sports Products Ltd. .............................. China 352,667 4,656,901
Auto Parts & Equipment 1.4%
Minth Group Ltd. ...................................... China 578,385 1,502,939
Automobile Manufacturers 2.0%
BYD Co. Ltd., H ...................................... China 26,000 698,968
Geely Automobile Holdings Ltd. ........................... China 162,365 210,935
a
NIO, Inc., ADR ....................................... China 132,806 1,247,048
2,156,951
Biotechnology 1.1%
a
BeiGene Ltd. ......................................... China 29,699 514,766
a,c
Innovent Biologics, Inc., 144A, Reg S ...................... China 147,798 718,811
1,233,577
Brewers 2.5%
China Resources Beer Holdings Co. Ltd. .................... China 360,157 2,664,384
Commodity Chemicals 2.4%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 393,994 2,551,329
Construction Machinery & Heavy Trucks 1.0%
Weichai Power Co. Ltd., H .............................. China 716,189 1,062,967
Construction Materials 2.2%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 471,520 2,336,395
Distillers & Vintners 4.9%
Luzhou Laojiao Co. Ltd., A ............................... China 144,467 5,199,490
Diversified Banks 5.2%
China Merchants Bank Co. Ltd., H ......................... China 931,908 5,056,839
c
Postal Savings Bank of China Co. Ltd., H, 144A, Reg S ......... China 802,173 481,933
5,538,772
Diversified Metals & Mining 0.4%
b
CMOC Group Ltd., H ................................... China 838,619 472,210
Electrical Components & Equipment 3.9%
Contemporary Amperex Technology Co. Ltd., A ............... China 38,363 2,227,966
Sunwoda Electronic Co. Ltd., A ........................... China 621,150 1,932,968
4,160,934
Electronic Components 1.8%
Luxshare Precision Industry Co. Ltd., A ..................... China 458,499 1,975,196
Financial Exchanges & Data 3.7%
East Money Information Co. Ltd., A ........................ China 672,240 2,023,214
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 49,867 1,997,243
4,020,457
Health Care Facilities 0.9%
Aier Eye Hospital Group Co. Ltd., A ........................ China 218,621 983,828

Templeton China World Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Services 0.7%
a,b,c
New Horizon Health Ltd., 144A, Reg S ..................... China 184,923 $ 773,823
a
Interactive Home Entertainment 3.9%
NetEase, Inc. ........................................ China 269,129 4,182,255
Interactive Media & Services 17.6%
a,b
Baidu, Inc., ADR ...................................... China 23,686 3,261,325
a,c
Kuaishou Technology, 144A, Reg S ........................ China 71,300 477,799
Tencent Holdings Ltd. .................................. China 342,848 15,060,287
18,799,411
Internet & Direct Marketing Retail 19.5%
a
Alibaba Group Holding Ltd. .............................. China 996,057 10,947,756
JD.com, Inc., A ....................................... China 177,640 3,948,799
a,c,d
Meituan Dianping, B, 144A, Reg S ........................ China 342,398 5,942,102
20,838,657
Internet Services & Infrastructure 0.9%
a,b
GDS Holdings Ltd., ADR ................................ China 51,369 988,853
a
Life & Health Insurance 1.6%
Ping An Insurance Group Co. of China Ltd., H ................ China 245,043 1,672,742
Life Sciences Tools & Services 5.4%
c
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 52,300 600,612
b,c
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 136,031 1,451,262
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 535,798 3,750,549
5,802,423
Real Estate Development 0.9%
China Resources Land Ltd. .............................. China 214,867 954,682
Restaurants 0.5%
Yum China Holdings, Inc. ............................... China 8,860 520,348
Semiconductors 4.4%
a,c
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 530,183 2,033,016
LONGi Green Energy Technology Co. Ltd., A ................. China 114,000 727,691
Sino Wealth Electronic Ltd., A ............................ China 89,995 516,166
Will Semiconductor Co. Ltd. Shanghai, A .................... China 112,664 1,396,328
4,673,201
Specialty Stores 2.6%
China Tourism Group Duty Free Corp. Ltd., A ................ China 97,757 2,787,256
Total Common Stocks (Cost $96,856,271) ......................................
103,764,984
Short Term Investments 4.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.204% .... United States 3,827,427 3,827,427
Total Money Market Funds (Cost $3,827,427) ...................................
3,827,427

Templeton China World Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.204% .... United States 520,101 $ 520,101
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$520,101) ...................................................................
520,101
Total Short Term Investments (Cost $4,347,528 ) .................................
4,347,528
a
Total Investments (Cost $101,203,799) 101.0% ..................................
$108,112,512
Other Assets, less Liabilities (1.0)% ...........................................
(1,069,159)
Net Assets 100.0% ...........................................................
$107,043,353
See Abbreviations on page 29 .
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2023. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $16,554,042, representing 15.5% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $96,856,271
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 4,347,528
Value - Unaffiliated issuers (Includes securities loaned of $4,180,940) ................................. $103,764,984
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 4,347,528
Receivables:
Capital shares sold ........................................................................ 34,524
Dividends and interest ..................................................................... 789,727
Total assets .......................................................................... 108,936,763
Liabilities:
Payables:
Investment securities purchased .............................................................. 792,149
Capital shares redeemed ................................................................... 183,023
Management fees ......................................................................... 158,607
Distribution fees .......................................................................... 17,315
Transfer agent fees ........................................................................ 82,461
Trustees' fees and expenses ................................................................. 1,084
Payable upon return of securities loaned (Note 1 d ) .................................................. 520,101
Accrued expenses and other liabilities ........................................................... 138,670
Total liabilities ......................................................................... 1,893,410
Net assets, at value ................................................................. $107,043,353
Net assets consist of:
Paid-in capital ............................................................................. $111,017,008
Total distributable earnings (losses) ............................................................. (3,973,655)
Net assets, at value ................................................................. $107,043,353

Templeton China World Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
China World
Fund
Class A:
Net assets, at value ....................................................................... $71,443,113
Shares outstanding ........................................................................ 7,702,757
Net asset value per share
a
.................................................................. $9.28
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $9.82
Class C:
Net assets, at value ....................................................................... $2,645,358
Shares outstanding ........................................................................ 293,548
Net asset value and maximum offering price per share
a
............................................. $9.01
Class R6:
Net assets, at value ....................................................................... $1,989,010
Shares outstanding ........................................................................ 209,991
Net asset value and maximum offering price per share ............................................. $9.47
Advisor Class:
Net assets, at value ....................................................................... $30,965,872
Shares outstanding ........................................................................ 3,271,579
Net asset value and maximum offering price per share ............................................. $9.47
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton China World Fund
Financial Statements
Statement of Operations
for the period ended February 28, 2023
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
China World
Fund
Investment income:
Dividends: (net of foreign taxes of $5,360)
Unaffiliated issuers ........................................................................ $116,855
Non-controlled affiliates (Note 3 f ) ............................................................. 25,450
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (1,471)
Non-controlled affiliates (Note 3 f ) ............................................................. 6,823
Total investment income ................................................................... 147,657
Expenses:
Management fees (Note 3 a ) ................................................................... 635,001
Distribution fees: (Note 3c )
    Class A ................................................................................ 88,357
    Class C ................................................................................ 12,855
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 88,608
    Class C ................................................................................ 3,227
    Class R6 ............................................................................... 1,783
    Advisor Class ............................................................................ 37,163
Custodian fees ............................................................................. 4,445
Reports to shareholders fees .................................................................. (53,010)
Registration and filing fees .................................................................... 36,480
Professional fees ........................................................................... 57,154
Trustees' fees and expenses .................................................................. 6,840
Other .................................................................................... 6,067
Total expenses ......................................................................... 924,970
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,709)
Net expenses ......................................................................... 920,261
Net investment income (loss) ............................................................ (772,604)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,796,736)
Foreign currency transactions ................................................................ (1,161)
Net realized gain (loss) .................................................................. (9,797,897)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,562,092
Translation of other assets and liabilities denominated in foreign currencies .............................. (52)
Net change in unrealized appreciation (depreciation) ............................................ 1,562,040
Net realized and unrealized gain (loss) ............................................................ (8,235,857)
Net increase (decrease) in net assets resulting from operations .......................................... $(9,008,461)

Templeton China World Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton China World Fund
Six Months Ended
February 28, 2023
(unaudited)
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(772,604) $(1,701,139)
Net realized gain (loss) ................................................. (9,797,897) 4,837,730
Net change in unrealized appreciation (depreciation) ........................... 1,562,040 (70,673,509)
Net increase (decrease) in net assets resulting from operations ................ (9,008,461) (67,536,918)
Distributions to shareholders:
Class A ............................................................. (750,683) (4,088,071)
Class C ............................................................. (27,875) (182,703)
Class R6 ............................................................ (20,046) (94,644)
Advisor Class ........................................................ (303,358) (1,781,749)
Total distributions to shareholders .......................................... (1,101,962) (6,147,167)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,512,508) (16,352,234)
Class C ............................................................. (50,755) (1,450,435)
Class R6 ............................................................ 81,525 73,916
Advisor Class ........................................................ (77,711) (7,759,990)
Total capital share transactions ............................................ (2,559,449) (25,488,743)
Net increase (decrease) in net assets ................................... (12,669,872) (99,172,828)
Net assets:
Beginning of period ..................................................... 119,713,225 218,886,053
End of period .......................................................... $107,043,353 $119,713,225

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton China World Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers four classes of shares: Class A, Class C, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as "market level fair value”). See the Fair Value
Measurements note for more information.

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at February 28,
2023, the Fund held $3,914,141 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2023
Year Ended
August 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 730,754 $7,316,419 1,077,914 $13,576,057
Shares issued in reinvestment of distributions .......... 79,750 729,708 291,219 3,969,320
Shares redeemed ............................... (1,138,722) (10,558,635) (2,633,801) (33,897,611)
Net increase (decrease) .......................... (328,218) $(2,512,508) (1,264,668) $(16,352,234)
Class C Shares:
Shares sold ................................... 51,768 $485,424 33,386 $407,472
Shares issued in reinvestment of distributions .......... 3,108 27,669 13,591 181,578
Shares redeemed
a
.............................. (62,992) (563,848) (165,848) (2,039,485)
Net increase (decrease) .......................... (8,116) $(50,755) (118,871) $(1,450,435)
Class R6 Shares:
Shares sold ................................... 26,179 $240,410 37,974 $493,824
Shares issued in reinvestment of distributions .......... 2,149 20,045 6,838 94,644
Shares redeemed ............................... (19,643) (178,930) (41,005) (514,552)
Net increase (decrease) .......................... 8,685 $81,525 3,807 $73,916
Advisor Class Shares:
Shares sold ................................... 397,256 $3,999,937 418,913 $5,412,887
Shares issued in reinvestment of distributions .......... 28,923 269,855 116,366 1,612,832
Shares redeemed ............................... (489,723) (4,347,503) (1,151,769) (14,785,709)
Net increase (decrease) .......................... (63,544) $(77,711) (616,490) $(7,759,990)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Asset Management based on the average weekly net assets of the Fund as follows:
Effective May 1, 2023, the Fund will pay fees, calculated weekly and paid monthly, based on the average weekly net assets of the Fund as follows:
For the period ended February 28, 2023, the annualized gross effective investment management fee rate was 1.20% of the
Fund’s average weekly net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund’s average weekly net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.200% Up to and including $1 billion
1.150% Over $1 billion, up to and including $5 billion
1.100% Over $5 billion, up to and including $10 billion
1.050% Over $10 billion, up to and including $15 billion
1.000% In excess of $15 billion
Annualized Fee Rate Net Assets
1.100% Up to and including $1 billion
1.050% Over $1 billion, up to and including $2 billion
1.000% In excess of $2 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period :
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2023, the Fund paid transfer agent fees of $130,781, of which $52,541 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2023, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,291
CDSC retained .............................................................................. $990
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $ 284 $ 11,660,071 $ (7,832,928) $ — $ — $ 3,827,427 3,827,427 $ 25,450
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.204% $959,042 $7,260,181 $(7,699,122) $— $— $520,101 520,101 $6,823
Total Affiliated Securities ... $959,326 $18,920,252 $(15,532,050) $— $— $4,347,528 $32,273
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 1.60% based on the average net assets of each class until December 31, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2023.
4. Income Taxes
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2022, the Fund deferred late-year ordinary losses of $170,713.
At February 28, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2023, aggregated
$2,889,895 and $10,084,243, respectively.
At February 28, 2023, in connection with securities lending transactions, the Fund loaned equity investments and received
$520,101 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China (PRC), Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the PRC and listed on the Shanghai and Shenzhen
Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional
Cost of investments .......................................................................... $101,343,834
Unrealized appreciation ........................................................................ $24,553,464
Unrealized depreciation ........................................................................ (17,784,786)
Net unrealized appreciation (depreciation) .......................................................... $6,768,678
3. Transactions with Affiliates
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
6. Concentration of Risk
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2023, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 324,135 $ — $ 324,135
Air Freight & Logistics ................... — 930,868 — 930,868
Apparel, Accessories & Luxury Goods ....... — 4,656,901 — 4,656,901
Auto Parts & Equipment ................. — 1,502,939 — 1,502,939
Automobile Manufacturers ............... 1,247,048 909,903 — 2,156,951
Biotechnology ......................... — 1,233,577 — 1,233,577
Brewers ............................. — 2,664,384 — 2,664,384
Commodity Chemicals .................. — 2,551,329 — 2,551,329
Construction Machinery & Heavy Trucks ..... — 1,062,967 — 1,062,967
Construction Materials .................. — 2,336,395 — 2,336,395
Distillers & Vintners ..................... — 5,199,490 — 5,199,490
Diversified Banks ...................... — 5,538,772 — 5,538,772
Diversified Metals & Mining ............... — 472,210 — 472,210
Electrical Components & Equipment ........ — 4,160,934 — 4,160,934
Electronic Components .................. — 1,975,196 — 1,975,196
Financial Exchanges & Data .............. — 4,020,457 — 4,020,457
Health Care Facilities ................... — 983,828 — 983,828
Health Care Services ................... — 773,823 — 773,823
Interactive Home Entertainment ........... — 4,182,255 — 4,182,255
Interactive Media & Services .............. 3,261,325 15,538,086 — 18,799,411
Internet & Direct Marketing Retail .......... — 20,838,657 — 20,838,657
Internet Services & Infrastructure .......... 988,853 — — 988,853
Life & Health Insurance .................. — 1,672,742 — 1,672,742
Life Sciences Tools & Services ............ — 5,802,423 — 5,802,423
Real Estate Development ................ — 954,682 — 954,682
Restaurants .......................... 520,348 — — 520,348
Semiconductors ....................... — 4,673,201 — 4,673,201
Specialty Stores ....................... — 2,787,256 — 2,787,256
Short Term Investments ................... 4,347,528 — — 4,347,528
Total Investments in Securities ........... $10,365,102 $97,747,410
a
$— $108,112,512
a
Includes foreign securities valued at $97,747,410, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton China World Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt

Templeton China World Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

188 S 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton China World Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls:
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                     N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date
April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date
April 26, 2023